Capital Stock and Net Earnings per Common Share (Narrative) (FY) (Details)	Sep. 29, 2023 vote shares	Jun. 28, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Oct. 25, 2022 shares
Class of Stock [Line Items]
Common stock shares authorized (in shares)		1,000,000,000	1,000,000,000	100
Common stock par value (in usd per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)		15,000,000	15,000,000	100
Preferred stock, par value (in usd per share) | $ / shares		$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)		0	0	0
Preferred stock, shares outstanding (in shares)		0	0	0
Shareholder vote | vote	1
Common stock shares outstanding (in shares)	246,300,000	247,100,000	246,400,000	100	0
Danaher Corporation | Common Stock
Class of Stock [Line Items]
Recapitalization (in shares)	246,291,342
Danaher Corporation | Veralto Corporation | Common Stock
Class of Stock [Line Items]
Shares held, converted into shares of new entity (in shares)	100